Warrants	12 Months Ended
Dec. 31, 2016
Warrants [Abstract]
Warrants

Note 22 - Warrants

On November 17, 2015, the Company granted warrants for the purchase of 3,333 shares of common stock to a consultant. The warrants were fully vested upon grant, have a three year life and an exercise price of $15.00 per share. The Company valued the warrants using the Black-Scholes option valuation model and the fair value of the award was determined to be $11,400.

On December 12, 2016, the Company granted warrants for the purchase of 250,000 shares of common stock in connection with a securities purchase agreement and as more fully described in Note 18. The warrants are exercisable on the 6-month anniversary of the issuance date at an exercise price equal to $6.75 per share of common stock, subject to adjustments as provided under the terms of the warrants.

The following table summarizes the changes in warrants outstanding during the years ended December 31, 2016 and 2015:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	34,084	$30.60	--
Granted	3,333	15.00	--
Exercised	--	--	--
Outstanding at December 31, 2015	37,417	$29.24	$--

Granted	250,000	6.75	--
Exercised	--	--	--
Outstanding at December 31, 2016	287,417	$9.68	$--

Exercisable at December 31, 2015	37,417	--	--

Exercisable at December 31, 2016	37,417	--	--